Dec. 13, 2018
Morgan Stanley Multi Cap Growth Trust
Morgan Stanley Multi Cap Growth Trust
December 13, 2018 Supplement SUPPLEMENT DATED DECEMBER 13, 2018 TO THE PROSPECTUS OF Morgan Stanley Multi Cap Growth Trust, dated March 30, 2018 (the "Fund")

Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

The first sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

  Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2017 was between $14.8 million and $868 billion.

The last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

  These derivative instruments will be counted toward the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.